Consolidated Interim Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from operating activities:
Net loss	$ (1,449,907)	$ (1,162,725)	$ (2,747,952)	$ (222,944)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	20,569	12,457	33,659
ROU amortization	118,991	58,878	178,022
Stock based compensation	148,195	164,236	492,708
Interest on lease payments	84,263		134,324
Changes in current assets and liabilities
Prepaid expenses	117,018	(211,882)	(387,978)	(10,089)
Other receivables		(76,182)	32,180	(32,180)
Accounts receivable		(47)
Interest payable	1,620
Accounts payable and accrued expenses	75,432	445,324	332,753	116,438
Payroll liabilities	(123,605)	53,807	149,148
Other payables	(10,698)		19,334
Deposits received	(2,643)	71,109	76,545
Deferred revenue		8,388
Amount due to related parties	303,559	490,341	355,995	146,402
Net cash used in operating activities	(717,206)	(146,296)	(1,331,262)	(2,373)
Cash Flows from investing activities:
Office equipment	(2,648)	(108,837)	(121,409)
Filtration equipment	(24,931)	(25,056)	(21,220)
Intangible assets		(10,538)	(35,967)
Net cash used in investing activities	(27,579)	(144,431)	(178,596)
Cash Flows from financing activities:
Common stock issued in reverse acquisition		(366,607)	(366,607)
Lease payments	(170,865)	(45,718)	(262,874)
Common stock issued in private placements			2,946,450
Proceeds from note payable and interest payable		67,966	69,605
Proceeds from note and interest payable, related party		14,605
Shares subscribed		1,252,100
Net cash (used in) provided by financing activities	(170,865)	922,346	2,386,574
Effect of foreign exchange on cash	68,114	(2,111)	(28,992)	(4,585)
Net (decrease) increase in cash	(847,536)	629,508	847,724	(6,958)
Cash at beginning of period	847,724			6,958
Cash at end of period	188	629,508	847,724
Cash paid for:
Interest			$ 124.00